UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
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Address:   677 Madison Avenue, 3rd Floor
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           New York, New York 10021
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
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Title:
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Phone:     212-688-1500 x 324
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Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            11/13/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:       $240,080
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE

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                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN SEDCO
 FOREX INC         ORD          G90078109    794     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
AT&T CORP          COMMON       001957109 14,475    750,000   SH         SOLE         750,000   0       0
-----------------------------------------------------------------------------------------------------------
AT&T WIRELESS
 SVCS INC          COMMON       00209A106  1,104     92,386   SH         SOLE          92,386   0       0
-----------------------------------------------------------------------------------------------------------
ALLIANCE FST
 PRODS INC         COMMON       01859J108  3,946    165,080   SH         SOLE         165,080   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC         COMMON       026874107 27,152    348,108   SH         SOLE         348,108   0       0
-----------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN

 CORP              COMMON       03073E105 12,916    182,050   SH         SOLE         182,050   0       0
-----------------------------------------------------------------------------------------------------------
ANDERSON EXPL LTD  COMMON       033901109 11,892    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
BARD C R INC       COMMON       067383109 12,853    250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
CANADIAN PAC LTD
 NEW               COMMON       135923100     31     23,000   SH  CALL   SOLE          23,000   0       0
-----------------------------------------------------------------------------------------------------------
CHEAP TICKETS INC  COMMON       162672109    819     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------

COMMUNITY FIRST
 BKG CO GA         COMMON       203913108  1,094     31,200   SH         SOLE          31,200   0       0
-----------------------------------------------------------------------------------------------------------
COOPER INDS INC    COMMON       216669101 10,367    250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------

COOPER INDS INC    COMMON       2166699J2    160     50,000   SH  CALL   SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
DIME BANCORP
 INC NEW           COMMON       25429Q102 11,403    290,000   SH         SOLE         290,000   0       0
-----------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP  CL H NEW     3E799W9L7    250    250,000   SH  CALL   SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC   COMMON       354613101    240      6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------
GPU INC            COMMON       36225X100  1,703     42,200   SH         SOLE          42,200   0       0
-----------------------------------------------------------------------------------------------------------
GALILEO INTL INC   COMMON       363547100  6,270    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
GEORGIA PAC CORP   COM-TIMBER
                   GRP          373298702  2,441     67,400   SH         SOLE          67,400   0       0
-----------------------------------------------------------------------------------------------------------
HELLER FINANCIAL
 INC               CL A         423328103  7,915    150,000   SH         SOLE         150,000   0       0
-----------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC           COMMON       460690100  1,684     82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
INVERNESS MED
 TECHNOLOGY INC    COMMON       461268104  3,695    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP  COMMON       46612J101    157     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COMMON       478160104 16,914    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------
JONES APPAREL
 GROUP INC         COMMON       480074103    358     14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
LOUIS DREYFUS NAT
 GAS CORP          COMMON       546011107  4,387    112,800   SH         SOLE         112,800   0       0
-----------------------------------------------------------------------------------------------------------
NEWPORT NEWS
 SHIPBUILDING INC  COMMON       6522289J8    185     50,000   SH  CALL   SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
NEWS CORP LTD      SP ADR PFD   652487802  1,696     79,647   SH         SOLE          79,647   0       0
-----------------------------------------------------------------------------------------------------------

ORION PWR HLDGS
 INC               COMMON       686286105  6,375    250,000   SH         SOLE         250,000   0       0
-----------------------------------------------------------------------------------------------------------
PEPSICO INC        COMMON       713448108 20,637    425,499   SH         SOLE         425,499   0       0
-----------------------------------------------------------------------------------------------------------
PHILLIPS PETE CO   COMMON       718507106  5,260     97,524   SH         SOLE          97,524   0       0
-----------------------------------------------------------------------------------------------------------
PRICE              COMMON NEW   7414379J8     50     25,000   SH  CALL   SOLE          25,000   0       0
COMMUNICATIONS CORP
-----------------------------------------------------------------------------------------------------------
PRICE              COMMON NEW   7414379J8     12     27,000   SH  CALL   SOLE          27,000   0       0
COMMUNICATIONS CORP
-----------------------------------------------------------------------------------------------------------
RALSTON PURINA CO  COMMON       751277302  9,840    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
SANMINA CORP       COMMON       800907107    598     44,000   SH         SOLE          44,000   0       0
-----------------------------------------------------------------------------------------------------------
SENSORMATIC

 ELECTRS CORP      COMMON       817265101  9,432    400,000   SH         SOLE         400,000   0       0
-----------------------------------------------------------------------------------------------------------
TEXACO INC         COMMON       881694103 19,175    295,000   SH         SOLE         295,000   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL     COMMON NEW   902973304    252     11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC         CL B         925524308  6,554    189,978   SH         SOLE         189,978   0       0
-----------------------------------------------------------------------------------------------------------
WILLAMETTE INDS    COMMON       969133107  4,994    111,000   SH         SOLE         111,000   0       0
INC

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